Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon exercise of share options	33,786,356	18,281,198	8,108,700
Shares issuable upon vesting of non-vested shares	167,268	72,122	4,712,098
Shares issuable upon exercise of warrants	12,543,444
Shares issuable upon conversion of non-controlling interests of a subsidiary	9,595,605	17,253,182	17,253,182
Shares issuable upon vesting of Earn-out shares	8,821,913
Shares issuable that may be subject to cancellation	744,349
Shares issuable upon conversion of Series A1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series			2,613,042
Shares issuable upon conversion of Series B1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series			1,304,117
Shares issuable upon conversion of Series B2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	6,035,544	8,545,490	8,545,490
Shares issuable upon conversion of Series C1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	14,881,434	26,757,258	24,527,400
Shares issuable upon conversion of Series C2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	11,262,023	20,249,450	18,561,830
Shares issuable upon conversion of Series D1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	12,408,870	22,311,516	22,311,516
Shares issuable upon conversion of Series D2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	9,139,268	16,432,674	16,432,674